Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Nov. 08, 2012
(Columbia Balanced Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(12.97%)
Annual Return 2003	18.73%
Annual Return 2004	6.64%
Annual Return 2005	5.76%
Annual Return 2006	10.66%
Annual Return 2007	10.01%
Annual Return 2008	(23.27%)
Annual Return 2009	28.38%
Annual Return 2010	12.70%
Annual Return 2011	1.57%
(Columbia Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	9.42%
Annual Return 2003	4.63%
Annual Return 2004	4.71%
Annual Return 2005	2.30%
Annual Return 2006	4.02%
Annual Return 2007	5.98%
Annual Return 2008	1.43%
Annual Return 2009	9.59%
Annual Return 2010	6.55%
Annual Return 2011	7.25%
(Columbia Contrarian Core Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(24.86%)
Annual Return 2003	22.83%
Annual Return 2004	5.94%
Annual Return 2005	11.32%
Annual Return 2006	14.64%
Annual Return 2007	12.53%
Annual Return 2008	(35.42%)
Annual Return 2009	37.25%
Annual Return 2010	16.21%
Annual Return 2011	(0.93%)
(Columbia Corporate Income Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	7.61%
Annual Return 2003	11.97%
Annual Return 2004	6.03%
Annual Return 2005	2.19%
Annual Return 2006	4.53%
Annual Return 2007	1.70%
Annual Return 2008	(10.69%)
Annual Return 2009	28.56%
Annual Return 2010	8.95%
Annual Return 2011	8.71%
(Columbia Dividend Income Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(20.30%)
Annual Return 2003	21.63%
Annual Return 2004	14.85%
Annual Return 2005	6.62%
Annual Return 2006	20.07%
Annual Return 2007	6.94%
Annual Return 2008	(27.78%)
Annual Return 2009	18.59%
Annual Return 2010	13.02%
Annual Return 2011	6.96%
(Columbia Emerging Markets Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(5.38%)
Annual Return 2003	63.90%
Annual Return 2004	30.02%
Annual Return 2005	29.09%
Annual Return 2006	33.79%
Annual Return 2007	26.95%
Annual Return 2008	(55.37%)
Annual Return 2009	76.88%
Annual Return 2010	20.04%
Annual Return 2011	(18.90%)
(Columbia Energy and Natural Resources Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(10.14%)
Annual Return 2003	32.81%
Annual Return 2004	34.27%
Annual Return 2005	45.69%
Annual Return 2006	11.34%
Annual Return 2007	36.25%
Annual Return 2008	(43.80%)
Annual Return 2009	40.70%
Annual Return 2010	17.25%
Annual Return 2011	(10.92%)
(Columbia Greater China Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(12.49%)
Annual Return 2003	54.83%
Annual Return 2004	14.43%
Annual Return 2005	9.04%
Annual Return 2006	69.50%
Annual Return 2007	59.07%
Annual Return 2008	(50.08%)
Annual Return 2009	58.16%
Annual Return 2010	14.58%
Annual Return 2011	(23.33%)
(Columbia High Yield Municipal Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	6.85%
Annual Return 2003	6.93%
Annual Return 2004	5.30%
Annual Return 2005	5.52%
Annual Return 2006	6.53%
Annual Return 2007	(1.79%)
Annual Return 2008	(22.88%)
Annual Return 2009	27.77%
Annual Return 2010	5.42%
Annual Return 2011	11.25%
(Columbia Intermediate Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	5.78%
Annual Return 2003	9.50%
Annual Return 2004	4.88%
Annual Return 2005	2.40%
Annual Return 2006	4.60%
Annual Return 2007	4.62%
Annual Return 2008	(5.80%)
Annual Return 2009	19.11%
Annual Return 2010	7.91%
Annual Return 2011	6.68%
(Columbia Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	8.11%
Annual Return 2003	4.38%
Annual Return 2004	2.74%
Annual Return 2005	2.04%
Annual Return 2006	3.80%
Annual Return 2007	3.09%
Annual Return 2008	(1.70%)
Annual Return 2009	10.27%
Annual Return 2010	2.82%
Annual Return 2011	9.66%
(Columbia Large Cap Growth Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(26.79%)
Annual Return 2003	22.55%
Annual Return 2004	7.56%
Annual Return 2005	5.30%
Annual Return 2006	10.33%
Annual Return 2007	15.51%
Annual Return 2008	(40.50%)
Annual Return 2009	33.99%
Annual Return 2010	17.45%
Annual Return 2011	(2.83%)
(Columbia Large Cap Growth Fund) | Class E Shares
Bar Chart Table:
Annual Return 2002	(27.05%)
Annual Return 2003	22.12%
Annual Return 2004	7.18%
Annual Return 2005	4.93%
Annual Return 2006	9.97%
Annual Return 2007	15.14%
Annual Return 2008	(40.73%)
Annual Return 2009	33.54%
Annual Return 2010	17.02%
Annual Return 2011	(3.15%)
(Columbia Mid Cap Growth Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(24.54%)
Annual Return 2003	30.43%
Annual Return 2004	7.31%
Annual Return 2005	16.36%
Annual Return 2006	11.93%
Annual Return 2007	20.06%
Annual Return 2008	(43.98%)
Annual Return 2009	43.90%
Annual Return 2010	29.84%
Annual Return 2011	(4.41%)
(Columbia New York Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	9.99%
Annual Return 2003	6.31%
Annual Return 2004	3.78%
Annual Return 2005	2.92%
Annual Return 2006	4.46%
Annual Return 2007	2.02%
Annual Return 2008	(8.72%)
Annual Return 2009	19.57%
Annual Return 2010	1.37%
Annual Return 2011	11.92%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	9.24%
Annual Return 2003	5.16%
Annual Return 2004	4.03%
Annual Return 2005	2.94%
Annual Return 2006	3.64%
Annual Return 2007	3.14%
Annual Return 2008	0.10%
Annual Return 2009	9.20%
Annual Return 2010	2.01%
Annual Return 2011	9.21%
(Columbia Real Estate Equity Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	3.12%
Annual Return 2003	35.47%
Annual Return 2004	31.08%
Annual Return 2005	7.25%
Annual Return 2006	33.81%
Annual Return 2007	(17.38%)
Annual Return 2008	(34.66%)
Annual Return 2009	27.27%
Annual Return 2010	26.29%
Annual Return 2011	6.73%
(Columbia Select Large Cap Growth Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(37.34%)
Annual Return 2003	23.54%
Annual Return 2004	14.73%
Annual Return 2005	12.25%
Annual Return 2006	7.87%
Annual Return 2007	21.30%
Annual Return 2008	(44.11%)
Annual Return 2009	45.48%
Annual Return 2010	24.36%
Annual Return 2011	(3.21%)
(Columbia Small Cap Core Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(8.23%)
Annual Return 2003	39.14%
Annual Return 2004	16.55%
Annual Return 2005	6.27%
Annual Return 2006	16.20%
Annual Return 2007	(0.39%)
Annual Return 2008	(33.01%)
Annual Return 2009	33.95%
Annual Return 2010	28.33%
Annual Return 2011	(2.95%)
(Columbia Small Cap Growth Fund) I | Class Z Shares
Bar Chart Table:
Annual Return 2002	(26.58%)
Annual Return 2003	44.29%
Annual Return 2004	9.61%
Annual Return 2005	13.14%
Annual Return 2006	16.72%
Annual Return 2007	21.49%
Annual Return 2008	(42.79%)
Annual Return 2009	37.68%
Annual Return 2010	31.23%
Annual Return 2011	(5.18%)
(Columbia Small Cap Value Fund) I | Class A Shares
Bar Chart Table:
Annual Return 2002	(6.95%)
Annual Return 2003	39.41%
Annual Return 2004	22.81%
Annual Return 2005	5.27%
Annual Return 2006	19.28%
Annual Return 2007	(2.63%)
Annual Return 2008	(28.23%)
Annual Return 2009	24.44%
Annual Return 2010	25.72%
Annual Return 2011	(6.24%)
(Columbia Strategic Income Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	7.97%
Annual Return 2003	19.29%
Annual Return 2004	10.04%
Annual Return 2005	1.26%
Annual Return 2006	6.76%
Annual Return 2007	5.67%
Annual Return 2008	(6.46%)
Annual Return 2009	18.67%
Annual Return 2010	9.96%
Annual Return 2011	6.11%
(Columbia Technology Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(38.17%)
Annual Return 2003	85.22%
Annual Return 2004	21.51%
Annual Return 2005	16.76%
Annual Return 2006	8.96%
Annual Return 2007	23.54%
Annual Return 2008	(51.00%)
Annual Return 2009	50.85%
Annual Return 2010	25.93%
Annual Return 2011	(14.59%)
(Columbia U.S. Treasury Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	11.13%
Annual Return 2003	1.87%
Annual Return 2004	3.11%
Annual Return 2005	2.49%
Annual Return 2006	2.75%
Annual Return 2007	8.78%
Annual Return 2008	13.87%
Annual Return 2009	(3.77%)
Annual Return 2010	5.67%
Annual Return 2011	9.46%
(Columbia Value and Restructuring Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(23.32%)
Annual Return 2003	47.78%
Annual Return 2004	19.36%
Annual Return 2005	9.96%
Annual Return 2006	14.88%
Annual Return 2007	10.43%
Annual Return 2008	(47.30%)
Annual Return 2009	47.29%
Annual Return 2010	19.68%
Annual Return 2011	(10.79%)